Operating Context - Additional Information (Details) R$ in Millions	12 Months Ended
	Dec. 31, 2024 BRL (R$) Number	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 BRL (R$)	Dec. 27, 2024 BRL (R$)	Sep. 27, 2024 BRL (R$)
IfrsStatementLineItems [Line Items]
Negative consolidated working capital	R$ (1,914)	R$ (1,224)
Principal amount				R$ 200	R$ 2,436
Percentage of share	100.00%
Repayments of bonds, notes and debentures	R$ 2,975	R$ 2,679	R$ 2,613
Average Debt Maturity	4 years 9 months 18 days	2 years 9 months 18 days
Number Of Reportable Segments | Number	6
Cemig GT [Member]
IfrsStatementLineItems [Line Items]
Repayments of bonds, notes and debentures	R$ 3,931
Cemig GT [Member] | Alianca Energia SA [Member]
IfrsStatementLineItems [Line Items]
Percentage of share	45.00%
Total Considerations	R$ 2,737
Debentures Tenth and Elventh Issue [Member] | Cemig D [Member]
IfrsStatementLineItems [Line Items]
Principal amount	R$ 4,500